Shareholders’ Deficit (Details)						1 Months Ended	12 Months Ended
	Nov. 26, 2025 vote shares	Sep. 15, 2025 shares	May 19, 2025 USD ($) $ / shares shares	Oct. 02, 2024 USD ($) shares	Nov. 09, 2022 USD ($) $ / shares shares	May 31, 2025 USD ($) shares	Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 vote shares
Shareholder's Deficit [Line Items]
Preferred shares, shares authorized (in shares)							5,000,000	5,000,000
Preferred shares, shares issued (in shares)							0	0
Preferred shares, shares outstanding (in shares)							0	0
Stock issued during the period (in shares)						5,750,000
Paid amount | $						$ 25,000
Price per share (in dollars per share) | $ / shares							$ 12.00
Ordinary shares issued and outstanding (as a percentage)							20.00%
Number of votes | vote								1
Rights outstanding							20,000,000	0
Founder shares
Shareholder's Deficit [Line Items]
Stock issued during the period (in shares)				5,750,000		7,666,667
Repurchased shares (in shares)				5,750,000
Initial shares amount | $						$ 25,000
Forfeiture shares (in shares)						1,000,000
Preferred shares
Shareholder's Deficit [Line Items]
Preferred shares, shares authorized (in shares)							5,000,000
Preferred shares, shares issued (in shares)							0	0
Preferred shares, shares outstanding (in shares)							0	0
Class A ordinary shares
Shareholder's Deficit [Line Items]
Ordinary shares, shares authorized (in shares)							500,000,000	500,000,000
Ordinary shares, shares outstanding (in shares)							600,000	0
Ordinary shares subject to possible redemption, shares issued (in shares)							20,000,000	0
Price per share (in dollars per share) | $ / shares					$ 12.00
Ordinary shares, shares issued (in shares)							600,000	0
Stock conversion ratio	1
Number of securities issued per right (in shares)	0.1250
Class B ordinary shares
Shareholder's Deficit [Line Items]
Ordinary shares, shares authorized (in shares)							50,000,000	50,000,000
Ordinary shares, shares outstanding (in shares)							6,666,667	6,666,667
Stock issued during the period (in shares)			5,750,000	5,750,000	3,737,500
Shares issued (in shares) | $					$ 25,000
Purchase price | $			$ 25,000
Ordinary shares, shares issued (in shares)							6,666,667	6,666,667
Stock conversion ratio	1	1
Number of votes | vote	10
Class B ordinary shares | Sponsor
Shareholder's Deficit [Line Items]
Shares issued (in shares) | $				$ 25,000
Repurchased shares (in shares)				3,737,500
Initial shares amount | $				$ 25,000
Paid amount | $			$ 25,000
Price per share (in dollars per share) | $ / shares			$ 0.003
Class B ordinary shares | Founder shares
Shareholder's Deficit [Line Items]
Stock issued during the period (in shares)			7,666,667
Repurchased shares (in shares)				5,750,000
Over-allotment option | Class B ordinary shares
Shareholder's Deficit [Line Items]
Forfeiture shares (in shares)		1,000,000	1,000,000